Environmental Matters (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) site	Dec. 31, 2018 CAD ($)
Site Contingency
Identified operated manufactured gas plants | site	12
Accrual for environmental loss contingencies	$ 13.8	$ 15.4
Regulatory assets	17.7	19.9
Maximum
Site Contingency
Accrual for environmental loss contingencies	$ 39.9	$ 40.1